Income Taxes - Schedule of Loss Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (7,563,300)	$ (1,235,446)
Foreign	(6,291,475)	(8,614,536)
Loss before income taxes	$ (13,854,775)	$ (9,849,982)